Subsequent Events - Additional information (Detail) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2025	Mar. 30, 2026
LaunXP International [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount of eligible for regulatory and other pre-commercial milestones	$ 50.0
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Unsecured bridge loan to principal		$ 2.0